UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of principal executive offices)	(Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006 Date of reporting period: 09/30/2006

Item 1. Schedule of Investments.

	SCHEDULE OF INVESTMENTS (UNAUDITED)
	Nicholas High Income Fund, Inc.
	AS OF: 09/30/06

			VALUE
			-----------

Corporate Bonds	( 94.82%)
-------------------------------------------------------------
Consumer Discretionary - Auto & Components ( 2.29%)

$1,000,000	American Axle & Manufacturing, Inc.		$ 830,000
	5.25%, 02/11/14
500,000	ArvinMeritor, Inc.		453,750
	8.125%, 09/15/15
1,000,000	Goodyear Tire & Rubber Company (The)		972,500
	7.857%, 08/15/11
			-----------
			2,256,250
			-----------
Consumer Discretionary - Consumer Durables & Apparel		(1.93%)

1,500,000	Eastman Kodak Company		1,464,727
	7.25%, 11/15/13
500,000	K. Hovnanian Enterprises, Inc.		443,125
	6.25%, 01/15/15
			-----------
			1,907,852
			-----------
Consumer Discretionary - Hotels, Restaurants & Leisure		(5.45%)

500,000	Herbst Gaming, Inc.		485,000
	7.00%, 11/15/14
3,000,000	MGM MIRAGE		2,962,500
	6.00%, 10/01/09
2,000,000	Station Casinos, Inc.		1,930,000
	6.00%, 04/01/12
			-----------
			5,377,500
			-----------
Consumer Discretionary - Media (	6.63%)

1,250,000	DIRECTV Holdings LLC		1,175,000
	6.375%, 06/15/15
2,500,000	EchoStar DBS Corporation		2,434,375
	6.375%, 10/01/11
1,750,000	Emmis Operating Company		1,747,812
	6.875%, 05/15/12
500,000	Liberty Media Corporation		471,810
	5.70%, 05/15/13
750,000	Reader's Digest Association, Inc. (The)		712,500
	6.50%, 03/01/11
			-----------
			6,541,497
			-----------
Consumer Discretionary - Retail (	2.04%)

2,000,000	Rent-A-Center, Inc.		2,010,000
	7.50%, 05/01/10
			-----------

Consumer Discretionary - Services	( 2.49%)

1,500,000	United Rentals (North America), Inc.		1,477,500
	7.75%, 11/15/13
1,000,000	Vail Resorts, Inc.		977,500
	6.75%, 02/15/14
			-----------
			2,455,000
			-----------
Consumer Staples - Food, Beverage & Tobacco ( 5.19%)

2,500,000	Constellation Brands, Inc.		2,584,375
	8.125%, 01/15/12
1,500,000	Pinnacle Foods Group Inc.		1,501,875
	8.25%, 12/01/13
1,000,000	Reynolds American Inc.		1,029,028
	144A restricted, 7.25%, 06/01/13
			-----------
			5,115,278
			-----------
Consumer Staples - Food & Staple Retail ( 2.76%)

500,000	Denny's Holdings, Inc.		517,500
	10.00%, 10/01/12
1,000,000	Pilgrim's Pride Corporation		1,050,000
	9.625%, 09/15/11
1,250,000	Restaurant Company (The)		1,154,688
	10.00%, 10/01/13
			-----------
			2,722,188
			-----------
Consumer Staples - Household & Personal Products (		4.43%)

2,500,000	Solo Cup Company	2,159,375
	8.50%, 02/15/14
1,500,000	Spectrum Brands, Inc.	1,200,000
	7.375%, 02/01/15
1,000,000	Visant Holding Corporation	1,006,250
	144A restricted, 8.75%, 12/01/13
		-----------
		4,365,625
		-----------
	Energy (9.55%)

875,000	CONSOL Energy Inc.	901,250
	7.875%, 03/01/12
2,000,000	Denbury Resources Inc.	2,000,000
	7.50%, 04/01/13
1,500,000	Forest Oil Corporation	1,515,000
	7.75%, 05/01/14
1,250,000	Grant Prideco, Inc.	1,193,750
	6.125%, 08/15/15
500,000	Harvest Operations Corp.	463,750
	7.875%, 10/15/11
500,000	Hornbeck Offshore Services, Inc.	466,875
	6.125%, 12/01/14
1,000,000	Stone Energy Corporation	1,012,500
	8.25%, 12/15/11
1,750,000	Williams Companies, Inc. (The)	1,868,125
	8.125%, 03/15/12
		-----------
		9,421,250
		-----------
Financials - Diversified ( 5.97%)

3,000,000	Ford Motor Credit Company	2,877,984
	5.625%, 10/01/08
3,000,000	General Motors Acceptance Corporation	3,007,515
	7.60%, 12/01/14
		-----------
		5,885,499
		-----------
Financials - Real Estate ( 0.52%)

500,000	Corrections Corporation of America	511,250
	7.50%, 05/01/11
		-----------

Health Care - Services ( 14.22%)

1,250,000	AmeriPath, Inc.	1,325,000
	10.50%, 04/01/13
3,500,000	DaVita, Inc.	3,438,750
	7.25%, 03/15/15
2,000,000	Fresenius Medical Care Capital Trust IV	2,052,500
	7.875%, 06/15/11
1,000,000	HCA Inc.	807,500
	6.375%, 01/15/15
500,000	Inverness Medical Innovations, Inc.	492,500
	8.75%, 02/15/12
500,000	Omnicare, Inc.	485,625
	6.875%, 12/15/15
1,250,000	Psychiatric Solutions, Inc.	1,359,375
	10.625%, 06/15/13
2,000,000	Res-Care, Inc.	1,995,000
	7.75%, 10/15/13
1,500,000	Tenet Healthcare Corporation	1,318,125
	6.375%, 12/01/11
750,000	Triad Hospitals, Inc.	742,500
	7.00%, 05/15/12
		-----------
		14,016,875
		-----------
Industrials - Capital Goods ( 9.02%)

1,000,000	Accuride Corporation	930,000
	8.50%, 02/01/15
1,500,000	Bombardier Inc.	1,428,750
	144A restricted, 6.75%, 05/01/12
1,750,000	DRS Technologies, Inc.	1,728,125
	6.875%, 11/01/13
750,000	L-3 Communications Corporation	729,375
	6.375%, 10/15/15
500,000	L-3 Communications Corporation	475,000
	5.875%, 01/15/15
1,500,000	Manitowoc Company, Inc. (The)	1,477,500
	7.125% 11/01/13
2,000,000	Sequa Corporation	2,122,500
	9.00%, 08/01/09
		-----------
		8,891,250
		-----------
Industrials - Commercial Services & Supplies ( 10.57%)

1,000,000	ARAMARK Services, Inc.	818,301
	5.00%, 06/01/12

1,000,000	Alliance Laundry Systems LLC			977,500
	8.50%, 01/15/13
2,000,000	Allied Waste North America, Inc.			1,970,000
	6.50%, 11/15/10
2,000,000	GEO Group, Inc. (The)			2,000,000
	8.25%, 07/15/13
2,250,000	Great Lakes Dredge & Dock Company			2,092,500
	7.75%, 12/15/13
500,000	IKON Office Solutions, Inc.			513,750
	7.75%, 09/15/15
2,000,000	Waste Services, Inc.			2,050,000
	9.50%, 04/15/14
				-----------
				10,422,051
				-----------
Information Technology - Hardware & Equipment			(1.48%)

1,500,000	Flextronics International Ltd.			1,455,000
	6.25%, 11/15/14
				-----------
Information Technology - Software & Services			(4.04%)

1,500,000	Iron Mountain Incorporated			1,533,750
	8.625%, 04/01/13
1,000,000	SunGard Data Systems Inc.			1,035,000
	9.125%, 08/15/13
1,500,000	Unisys Corporation			1,417,500
	6.875%, 03/15/10
				-----------
				3,986,250
				-----------
Materials (	1.58%)

500,000	Owens-Illinois, Inc.			505,000
	8.10%, 05/15/07
974,000	United States Steel LLC			1,053,138
	10.75%, 08/01/08
				-----------
				1,558,138
				-----------
Telecommunication Services		( 2.01%)

500,000	Citizens Communications Company			486,250
	6.25%, 01/15/13
1,000,000	Nextel Communications, Inc.			1,017,943
	6.875%, 10/31/13
500,000	Syniverse Technologies Inc.			481,250
	7.75%, 08/15/13
				-----------
				1,985,443
				-----------
Utilities (	2.65%)

1,000,000	AES Corporation (The)			1,072,500
	144A restricted, 8.75%, 05/15/13
1,500,000	Sonat Inc.			1,537,500
	7.625%, 07/15/11
				-----------
				2,610,000
				-----------
TOTAL Corporate Bonds	(COST: $	94,305,707)		93,494,196
				-----------
Common Stock ( 0.21%)
-------------------------------------------------------------
Telecommunication Services		( 0.21%)

15,000	Citizens Communications Company
TOTAL Common Stock	(COST: $	206,775)		210,600
				-----------
Short-Term Investments ( 3.43%)
-------------------------------------------------------------
Commercial Paper	( 2.38%)
$550,000	Fiserv, Inc.
	10/10/06, 5.32%			549,350
900,000	Morgan Stanley
	10/04/06, 5.26%			899,737
650,000	Morgan Stanley
	10/05/06, 5.26%			649,715
251,000	Time Warner Cable Inc.
	10/03/06, 5.35%			250,963
				-----------
				2,349,765
				-----------
Variable Rate Demand Note		( 1.05%)
1,029,904	Wisconsin Corporate Central Credit Union			1,029,904
	10/02/2006, 4.99%
				-----------
TOTAL Short-Term Investments	(COST: $		3,379,669)	3,379,669
				-----------

TOTAL SECURITY HOLDINGS ( 98.46	%):			97,084,465
OTHER ASSETS LESS LIABILITIES (	1.54%):			1,514,768
				-----------
TOTAL NET ASSETS:				$98,599,233

===========

( ) - % OF NET ASSETS (*) - NON-INCOME PRODUCING

As of September 30, 2006, investment cost for federal tax purposes was $97,892,151 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 1,250,821
Unrealized depreciation	(2,058,507)
-----------
Net unrealized depreciation	$ (807,686)
-----------
-----------

For Informationrmation on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 11/09/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/09/2006 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/09/2006